INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) - Xinjiang Daqo - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferential tax rate	15.00%	15.00%
The aggregate dollar effect	$ 300.4	$ 104.3	$ 17.4
Per share effect-basic and diluted	$ 0.77	$ 0.28	$ 0.05